Supplemental Cash Flow Information (Details) - Schedule of Interest Paid, Net of interest Received - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Interest paid, Net of interest Received [Abstract]
Interest paid	$ (271,925)	$ (184,776)	$ (158,806)
Interest received	62,664	21,663	4,373
Interest paid, net of interest received	$ (209,261)	$ (163,113)	$ (154,433)